DEBT (Details - Debt) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Debt outstanding	$ 975,833	$ 586,952
Unsecured Note Payable 1 [Member]
Short-term Debt [Line Items]
Debt outstanding	250,000	0
Unsecured Note Payable 2 [Member]
Short-term Debt [Line Items]
Debt outstanding	91,533	0
Unsecured Note Payable 3 [Member]
Short-term Debt [Line Items]
Debt outstanding	$ 625,000	$ 586,952